January 6, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Dreyfus Balanced Fund, Inc.
       Registration Statement File No. 33-50350
      CIK No. 890341

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 16 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 22, 2003.


                                                Very truly yours,

                                                /s/ Loretta Johnston
                                                Loretta Johnston
                                                Paralegal

cc: Dave Stephens
    Robert R. Mullery